Assets Held for Sale - Additional Information (Detail) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) ENGINE AIRFRAMES	Mar. 31, 2025 ENGINE AIRFRAMES	Sep. 30, 2024 USD ($) ENGINE AIRFRAMES AIRCRAFT	Sep. 30, 2023 USD ($) AIRCRAFT	Sep. 30, 2022 USD ($)
Long Lived Assets Held For Sale [Line Items]
Impairment loss held for sale	$ 100		$ 73,700	$ 50,600	$ 62,100
Aircraft held for sale current	60,311		$ 5,741	57,722
Number of aircraft split up to airframes | AIRFRAMES			7
Number of aircraft split up to engines | ENGINE			14
Aircraft held for sale	0		$ 86,605	$ 12,000
Number of engines held to sale | ENGINE			55
Number of airframes to be sold | AIRFRAMES			26
Current Assets [Member]
Long Lived Assets Held For Sale [Line Items]
Aircraft held for sale current	$ 60,300		$ 5,700
Noncurrent Assets [Member]
Long Lived Assets Held For Sale [Line Items]
Aircraft held for sale			$ 86,600
Without Active Purchase Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Number of engines held to sale | ENGINE			19
Number of airframes to be sold | AIRFRAMES			26
CRJ-900 [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRCRAFT			8	15
Number of airframes without engines | AIRCRAFT			26
Number of aircraft sold | AIRCRAFT			15
Gross proceeds from sale of asset			$ 71,500
Number of aircraft split up | AIRCRAFT			7
Aircraft held for sale			$ 92,300
GE Model [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRCRAFT			77
Airframes [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRFRAMES	21	27	26
Airframes [Member] | RASPRO Aircraft Lease Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | AIRFRAMES			15
Gross proceeds from sale of asset			$ 18,800
Engines [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | ENGINE	34	46	55
Number of aircraft sold | ENGINE			30
Gross proceeds from sale of asset			$ 19,500
29 Enginers [Member] | RASPRO Aircraft Lease Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			29
Gross proceeds from sale of asset			$ 18,900
Remaining Engine [Member]
Long Lived Assets Held For Sale [Line Items]
Gross proceeds from sale of asset			$ 700
23 Engines [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			23
Gross proceeds from sale of asset			$ 11,500
3 Engines [Member] | UST Loan [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			3
Gross proceeds from sale of asset			$ 1,500
12 Engines [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			12
Gross proceeds from sale of asset			$ 54,200
14 Enginers [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			14
Gross proceeds from sale of asset			$ 24,700
9 Enginers [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			9
Gross proceeds from sale of asset			$ 8,800
8 Enginers [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE			8
Gross proceeds from sale of asset			$ 12,900
Proceeds from sale of asset			$ 4,400
CRJ-700 [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRCRAFT			2
Gross proceeds from sale of asset			$ 11,000
CRJ-900 Airframes [Member]
Long Lived Assets Held For Sale [Line Items]
Number of airframes sold | AIRFRAMES	6
GE Model CF34-8C [Member]
Long Lived Assets Held For Sale [Line Items]
Number of engine sold | ENGINE	13